BORROWINGS (Long-term) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
BORROWINGS [Abstract]
Long-term bank borrowings		997,000,000	533,000,000
Less: Current portion		(40,500,000)	(171,000,000)
Total long-term borrowings	$ 154,159,817	956,500,000	362,000,000